UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.9%

Security	Principal Amount (000’s omitted)	Value
Education — 8.2%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.51%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,007,120
Colorado School of Mines, 1.824%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	3,000	2,999,070
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.23%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,000	10,000,000
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	2,000	1,967,720
University of Cincinnati, OH, 1.743%, (67% of 1 mo. USD LIBOR + 0.34%), 6/1/20(1)	5,000	5,001,300
University of Michigan, 1.78%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	1,995	1,995,559
University of North Carolina at Chapel Hill, 1.728%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,466,234
West Virginia University, 2.04%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,500,990

		$39,937,993

Electric Utilities — 5.2%
California Municipal Finance Authority, (Anaheim System District), 1.86%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,304,085
Long Island Power Authority, NY, Electric System Revenue, 2.038%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	8,000	8,001,600
Oklahoma Municipal Power Authority, 2.31%, (SIFMA + 0.80%), 8/1/18 (Put Date), 1/1/23(1)	1,135	1,135,454
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/18 (Put Date), 12/1/27	3,500	3,504,970
Seattle, WA, Municipal Light and Power Revenue, 2.19%, (SIFMA + 0.68%), 11/1/18 (Put Date), 5/1/45(1)	500	500,245
Southern California Public Power Authority, (Canyon Power Project), 1.76%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(1)	7,500	7,510,725

		$24,957,079

General Obligations — 19.0%
Bethlehem Area School District Authority, PA, 1.961%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,985	$8,005,921
Bethlehem Area School District Authority, PA, 1.951%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	2,003,720
California, 2.101%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,486,018
California, 2.231%, (70% of 1 mo. USD LIBOR + 0.83%), 12/3/18 (Put Date), 12/1/29(1)	4,300	4,310,750
Connecticut, 2.14%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,002,080
Connecticut, 2.26%, (SIFMA + 0.75%), 3/1/21(1)	275	276,699
Connecticut, 2.36%, (SIFMA + 0.85%), 3/1/22(1)	700	706,811
Connecticut, 2.53%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,033,450
Delaware Valley Regional Finance Authority, PA, 2.169%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	13,000,000
Delaware Valley Regional Finance Authority, PA, 2.04%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,103,549
Everett, WA, 1.91%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,405	1,406,939

1

Security	Principal Amount (000’s omitted)	Value
Honolulu City and County, HI, (Honolulu Rail Transit), 1.83%, (SIFMA + 0.32%), 9/1/20 (Put Date), 9/1/26(1)	$5,000	$5,002,600
Illinois, 5.00%, 8/1/19	3,000	3,077,910
Illinois, 5.00%, 12/1/19	1,000	1,033,300
Illinois, 5.00%, 8/1/20	3,000	3,106,410
Illinois, Series 2015B, 5.00%, 11/1/18	1,500	1,513,875
Illinois, Series 2017A, 5.00%, 11/1/18	3,000	3,027,750
Manheim Township School District, PA, 1.818%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,426,656
Massachusetts, 2.04%, (67% of 3 mo. USD LIBOR + 0.46%), 11/1/18(1)	1,500	1,500,120
Massachusetts, 2.13%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,376,704
Massachusetts, 2.11%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,545,225
Mississippi, 1.658%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	3,000	3,006,900
New York, NY, 2.09%, (SIFMA + 0.58%), 8/1/27(1)	2,000	2,004,080
New York, NY, (LOC: TD Bank N.A.), 1.54%, 4/1/36(2)	750	750,000
Texas, (Texas Transportation Commission), 1.89%, (SIFMA + 0.38%), 10/1/18 (Put Date), 10/1/41(1)	4,500	4,500,720

		$92,208,187

Hospital — 15.1%
Allen County, OH, (Mercy Health), 2.26%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,438
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.36%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,859,175
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	3,000	3,018,390
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.298%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,004,910
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.878%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	8,435	8,436,856
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.46%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,444,604
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.472%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,037,500
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.09%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,013,000
Iowa Finance Authority, (Iowa Health System), 2.085%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	12,000	12,009,360
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.61%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,750,700
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.93%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	10,013,500
Michigan Finance Authority, (McLaren Health Care), 1.829%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	1,000	1,000,270
Michigan Finance Authority, (McLaren Health Care), 2.179%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	1,250	1,260,637
Michigan Finance Authority, (Trinity Health Credit Group), 1.948%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,122,491
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.449%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,004,840
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.51%, (SIFMA+ 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,009,030

		$73,235,701

2

Security	Principal Amount (000’s omitted)	Value
Housing — 4.8%
Iowa Finance Authority, SFMR, 1.81%, (SIFMA + 0.30%), 5/3/21 (Put Date), 7/1/47(1)	$4,000	$4,001,000
Massachusetts Housing Finance Agency, 1.809%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	4,000	4,001,040
Minnesota Housing Finance Agency, 1.94%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	10,004,300
Pennsylvania Housing Finance Agency, 2.071%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	4,990,850

		$22,997,190

Industrial Development Revenue — 2.4%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,002,790
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	165	166,030
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,500,525
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.26%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,022,500

		$11,691,845

Insured-General Obligations — 1.3%
Allegheny County, PA, (AGM), 2.13%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$6,465	$6,377,141

		$6,377,141

Insured-Transportation — 1.8%
Metropolitan Transportation Authority, NY, (AGM), 1.668%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$7,500	$7,494,375
Metropolitan Transportation Authority, NY, (AGM), 2.048%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,261,712

		$8,756,087

Insured-Water and Sewer — 1.0%
Pittsburgh Water and Sewer Authority, PA, (AGM), 2.028%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,010,200

		$5,010,200

Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), 3.06%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,977,620

		$1,977,620

Other Revenue — 12.5%
Black Belt Energy Gas District, AL, 2.13%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (Museum Associates), 2.115%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,012,330
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.588%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	5,000	5,000,000
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.98%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,519,030
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.948%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,701,224
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 2.048%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,105	4,110,336

3

Security	Principal Amount (000’s omitted)	Value
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.078%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	$7,000	$7,007,350
Northern California Gas Authority No. 1, Gas Project Revenue, 2.266%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,924,320
Southeast Alabama Gas Supply District, (Project No. 2), 2.246%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	5,002,650
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.508%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,025,780
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.56%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	3,000	3,059,520

		$60,362,540

Senior Living/Life Care — 0.1%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$590,737

		$590,737

Special Tax Revenue — 2.3%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(5)	$3,000	$3,000,690
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(5)	5,000	5,002,050
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.88%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	3,000	3,000,120
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,999
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	90	57,776

		$11,122,635

Transportation — 20.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.11%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	$3,500	$3,520,300
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.166%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	12,000	12,092,520
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.21%, (SIFMA + 0.70%), 10/1/19 (Put Date), 4/1/47(1)	1,000	1,003,800
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.61%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,885,532
Denver City and County, CO, Airport System Revenue, 2.248%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	8,675	8,705,362
E-470 Public Highway Authority, CO, 2.303%, (67% of 1 mo. USD LIBOR + 0.90%), 9/1/19 (Put Date), 9/1/39(1)	3,500	3,512,425
Harris County, TX, Toll Road Revenue, 2.21%, (SIFMA + 0.70%), 8/15/18 (Put Date), 8/15/21(1)	2,500	2,501,000
Harris County, TX, Toll Road Revenue, 2.29%, (SIFMA + 0.78%), 8/15/18(1)	6,000	6,005,100
Kansas Department of Transportation, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(5)	3,000	3,002,370
Kansas Department of Transportation, 1.648%, (67% of 1 mo. USD LIBOR + 0.32%), 9/1/18(1)	1,500	1,500,540
Kansas Department of Transportation, 1.728%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	7,000	7,016,380
Metropolitan Transportation Authority, NY, 1.808%, (67% of 1 mo. USD LIBOR + 0.48%), 11/1/18 (Put Date), 11/1/26(1)	1,500	1,500,120

4

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 2.028%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	$1,000	$1,006,740
Metropolitan Transportation Authority, NY, 2.09%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,034,030
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.51%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	7,007,000
New Jersey Turnpike Authority, 1.868%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,025,830
New Jersey Turnpike Authority, 1.988%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,013,680
North Texas Tollway Authority, 2.18%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	5,600	5,606,664
North Texas Tollway Authority, 2.31%, (SIFMA + 0.80%), 1/1/19 (Put Date), 1/1/50(1)	5,000	5,000,550
Pennsylvania Turnpike Commission, 2.11%, (SIFMA + 0.60%), 12/1/18(1)	1,500	1,500,000
Pennsylvania Turnpike Commission, 2.11%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,460
Pennsylvania Turnpike Commission, 2.19%, (SIFMA + 0.68%), 12/1/18(1)	300	300,000
Pennsylvania Turnpike Commission, 2.39%, (SIFMA + 0.88%), 12/1/20(1)	685	691,953
Pennsylvania Turnpike Commission, 2.49%, (SIFMA+ 0.98%), 12/1/21(1)	1,850	1,879,175
Pennsylvania Turnpike Commission, 2.78%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,492,752
Triborough Bridge and Tunnel Authority, NY, 2.028%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,735	6,802,283

		$100,606,566

Water and Sewer — 7.0%
California Department of Water Resources, (Central Valley Project), 1.88%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$10,000	$10,034,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (East Baton Rouge Sewerage Commission), 2.088%, (70% of 1 mo. USD LIBOR + 0.70%), 8/1/18 (Put Date), 2/1/49(1)	4,500	4,501,215
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank N.A.), 1.60%, 6/15/48(2)	12,000	12,000,000
Riverside, CA, Water System Revenue, 2.14%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	7,270	7,270,000

		$33,805,615

Total Tax-Exempt Municipal Securities — 101.9% (identified cost $492,644,863)		$493,637,136

Other Assets, Less Liabilities — (1.9)%		$(9,209,535)

Net Assets — 100.0%		$484,427,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.9%
Pennsylvania	15.6%
Others, representing less than 10% individually	70.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 4.1% of total investments are backed by bond insurance of a financial guaranty assurance agency.

5

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $12,175,390 or 2.5% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	When-issued, floating rate security whose rate will be determined after June 30, 2018.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$493,637,136	$—	$493,637,136
Total Investments	$—	$493,637,136	$—	$493,637,136

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$211,491
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,543,420
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	298,883
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,943,277

		$5,997,071

Education — 4.2%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$110,283
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,381
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	520,535
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	270,103
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	363,287
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	335,307
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	752,268
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	219,440
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	445,776
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,097,350
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/24	1,110	1,278,942
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	2,889,150
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,512,880
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,770,940
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	543,265
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	552,145
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	583,647
University of California, Series Q, 5.00%, 5/15/21	20	20,055
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	1,965,022
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,338,851
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	726,165
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	611,513

		$23,052,305

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 7.3%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,542,630
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,557,037
Arkansas River Power Authority, CO, 5.00%, 10/1/28(1)	1,110	1,277,011
Arkansas River Power Authority, CO, 5.00%, 10/1/30(1)	1,000	1,136,460
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,051,800
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,253,240
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,024,510
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,946,460
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,750,630
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,500,480
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,151,320
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,302,900
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,817,612
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,379,080
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	4,165	4,302,528

		$39,993,698

Escrowed/Prerefunded — 5.5%
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	$2,225	$2,307,948
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,094,350
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,312,192
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/22	1,250	1,292,900
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	965	993,853
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,094,520
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/20	525	534,256
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	25,362
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	225	228,305
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,526,250
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,030,730
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	771,165
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,785	1,837,390
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,993,561
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,058,190

		$30,100,972

Security	Principal Amount (000’s omitted)	Value
General Obligations — 11.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	$1,500	$1,733,025
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,171,090
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,279,894
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	701,719
Chester County, PA, 5.00%, 7/15/28	325	336,313
Delaware Valley Regional Finance Authority, PA, 2.04%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(2)	4,900	4,901,911
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,111,690
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,585,390
Illinois, 5.00%, 8/1/20	2,925	3,028,750
Illinois, 5.00%, 2/1/23	5,000	5,284,200
Illinois, 5.00%, 2/1/25	4,000	4,257,760
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	489,645
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,360,264
Massachusetts, 5.00%, 8/1/23	7,500	8,553,900
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	4,028,064
Millcreek Township School District, PA, 5.00%, 9/15/25	500	562,135
New York, NY, 5.00%, 8/1/24	2,000	2,303,740
Oregon, 5.00%, 5/1/28	500	588,350
Oregon, 5.00%, 5/1/29	1,000	1,172,050
Oregon, 5.00%, 8/1/29	500	588,110
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,332,263
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,111,150
Portland Community College District, OR, 5.00%, 6/15/29	3,500	4,110,750
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,651,756

		$64,243,919

Hospital — 9.7%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	$500	$502,885
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,106,950
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	322,701
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	202,105
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	500,000
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	513,460
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,230	2,310,659
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,088,250
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	744,068
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	568,339
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	369,194
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,580,735
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,438,650
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	518,517

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	$1,000	$1,124,130
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	571,020
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,051,200
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/29	3,200	3,659,232
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	774,810
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,835,817
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,668,510
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	691,626
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	827,572
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,111,770
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,556,544
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,088,600
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(3)	1,500	1,703,610
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	1,200	1,366,284
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,768,850
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/36	1,830	1,971,075
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	994,957
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,015,163
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,130,530
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,001,618
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,145,230
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,840,455
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	494,214
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	359,496
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	390,975
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	532,080
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	267,315
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	305,796
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,000,155
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	258,523
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,803,935

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	$970	$1,105,693
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	721,594
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,387,575

		$53,292,467

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$465,842
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	365,358
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	282,976
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	377,780
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	392,272
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,394,266
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	545	545,169
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	84,075

		$3,907,738

Industrial Development Revenue — 5.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,877,480
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,948,169
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	2,300	2,314,352
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,875,017
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	2,993,550
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44	1,880	1,885,621
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	506,385
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,314,640
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	969,050
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,564,615
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	420	425,636
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,569,900

		$30,244,415

Insured – Cogeneration — 0.0%(4)
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$230	$231,769

		$231,769

Security	Principal Amount (000’s omitted)	Value
Insured – Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$556,635
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,193,845
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,793,698

		$8,544,178

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,277,145
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,250,117

		$2,527,262

Insured – Escrowed/Prerefunded — 0.9%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$1,011,191
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,063,442
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,122,610
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,861,126

		$5,058,369

Insured – General Obligations — 10.7%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$283,072
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,104,760
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,311,041
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,575,576
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,679,950
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	752,332
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	979,031
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,762,600
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,155,911
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	701,769
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,841,696
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,495,025
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,030,090
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,191,777
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,483,700
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,036,790
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,093,130
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	16,049
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,924,195
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,241,770
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,769,570
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,064,100
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,977,417

		$58,471,351

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,890
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,050	935,130

		$1,234,020

Insured – Other Revenue — 0.0%(4)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$171,886

		$171,886

Insured – Special Tax Revenue — 2.8%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,182,500
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,037,500
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,525,300
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,122,020
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,482,493

		$15,349,813

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,455	$1,497,675

		$1,497,675

Insured – Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,364,100

		$5,364,100

Insured – Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$536,475
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,417,127
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,170,906
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,633,550

		$10,758,058

Lease Revenue/Certificates of Participation — 1.2%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$295,150
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	293,445
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	535,580
California State Public Works Board, 5.00%, 11/1/26	2,725	3,113,885
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	540,160
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,630,620

		$6,408,840

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,344,672
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,699,815
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,159,090
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	216,000
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32(3)	1,035	1,054,582
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.078%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(2)	400	400,420
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	811,335
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	280	280,588
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	741,056
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	653,466
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,112,750

		$9,473,774

Senior Living/Life Care — 4.4%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(3)	$385	$385,108
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,966,735
Howard County, MD, (Vantage House), 5.00%, 4/1/21	255	264,262
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.738%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(2)	1,300	1,307,826
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,215,453
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	373,385
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	731,774
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	606,798
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	788,190
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	485,599
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,078,077
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,361,001
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	65	65,000
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	495,619
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,003,210
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,285,079
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,459,999
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,533,671
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	974,191
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,314,110
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,387,373

		$24,082,460

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.2%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,755,100
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,125,517
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	656,598
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	860,198
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,626,750
Michigan Trunk Line, 5.00%, 11/15/23	600	656,256
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,203,136
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,184,800
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,636,560
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	365	364,999
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,526,040
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,111,111
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	587,462
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	331,697
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	382,820
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,106,730
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	275	27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	276	176,367
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,156,150
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,675	2,664,995

		$34,140,786

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$6,450	$6,420,201
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,128,280
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,027,800

		$8,576,281

Transportation — 14.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$900,245
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	555,329
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	513,500
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,613,200
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,095,729
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,460,968
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	533,045
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,408,660
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,015,417

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	$825	$899,960
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,443,780
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,476,991
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,156,736
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,667,840
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,179,685
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,899,331
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	505,764
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	531,130
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,909,175
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,013,343
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,423,587
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,301,830
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	2,940,250
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,349,150
Metropolitan Washington Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,000	5,047,450
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	2,000	2,004,500
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/28	2,500	2,505,575
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.71%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	4,000	4,015,800
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	990,970
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,402,570
North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	954,850
North Texas Tollway Authority, (Dallas North Tollway System), Prerefunded to 1/1/19, 6.00%, 1/1/23	4,065	4,156,625
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,085,640
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	965,472
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,123,790
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,074,790
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	357,000
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,324,636

		$80,804,313

Water and Sewer — 2.5%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,107,540
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,087,010
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,070,590
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank N.A.), 1.65%, 6/15/48(6)	6,500	6,500,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.70%, 6/15/45(6)	2,450	2,450,000
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,176,700

		$13,391,840

Total Tax-Exempt Municipal Securities — 98.1% (identified cost $522,496,168)		$536,919,360

Taxable Municipal Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.2%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,472	$1,467,021

		$1,467,021

Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,173,678

		$3,173,678

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,128,171

		$1,128,171

Total Taxable Municipal Securities — 1.0% (identified cost $5,794,962)		$5,768,870

Total Investments — 99.1% (identified cost $528,291,130)		$542,688,230

Other Assets, Less Liabilities — 0.9%		$4,670,160

Net Assets — 100.0%		$547,358,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	10.6%
Pennsylvania	10.4%
Others, representing less than 10% individually	78.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 20.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.8% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $13,130,283 or 2.4% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$536,919,360	$—	$536,919,360
Taxable Municipal Securities	—	5,768,870	—	5,768,870
Total Investments	$—	$542,688,230	$—	$542,688,230

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Opportunities Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.8%
New York Environmental Facilities Corp., Green Bonds, 5.00%, 2/15/23	$150	$170,102
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/38	400	465,792

		$635,894

Cogeneration — 1.2%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$535	$540,157
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	365	365,146

		$905,303

Education — 10.1%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$344,895
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	376,857
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	227,180
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	879,989
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	994,722
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,052,853
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,008,501
Monroe County Industrial Development Corp., (University of Rochester), 4.00%, 7/1/43	300	313,611
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	1,000	1,187,380
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	279,423
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	529,080
New York Dormitory Authority, (School Districts Financing Program), 5.00%, 10/1/28	335	392,134

		$7,586,625

Escrowed/Prerefunded — 1.1%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$800	$825,384

		$825,384

General Obligations — 7.7%
Albany County, 4.00%, 4/1/29	$2,080	$2,287,605
Elmira, 3.50%, 5/24/19(1)	725	728,988
Nassau County, 5.00%, 10/1/26	1,000	1,167,330
New York City, 4.00%, 8/1/32	420	447,439
New York City, 4.00%, 8/1/36	460	481,661
Westchester County, 4.00%, 7/1/29	590	661,903

		$5,774,926

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.0%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,428,114
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,021,860
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	877,433
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,077,700
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	559,095
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,002,980
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	786,938
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	443,680
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	671,730
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	561,985
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	500	567,870

		$8,999,385

Housing — 3.7%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$346,797
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	350,226
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	300	345,183
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	920	924,526
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/23	195	217,298
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	185,891
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	193,348
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	194,942

		$2,758,211

Industrial Development Revenue — 6.2%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,496,775
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,156,813
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	914,940
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	535	536,600
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	550	550,297

		$4,655,425

Insured-Education — 3.7%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,504,064
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,313,904

		$2,817,968

Insured-Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,117,302

		$2,117,302

2

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.1%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$50	$50,478

		$50,478

Insured-General Obligations — 3.5%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,025,030
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	549,565
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	816,783
Rockland County, (AGM), 5.00%, 3/1/23	250	281,315

		$2,672,693

Insured-Special Tax Revenue — 5.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,385,907
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,057,880

		$4,443,787

Other Revenue — 5.2%
Albany Parking Authority, 5.00%, 7/15/23	$700	$780,878
Battery Park City Authority, 4.00%, 11/1/31	1,000	1,077,990
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,198,260
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	541,852
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	306,706

		$3,905,686

Senior Living/Life Care — 6.5%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$872,017
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,621,874
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	774,375
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	450	456,917
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	633,694
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	531,260

		$4,890,137

Solid Waste — 2.7%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,034,360

		$2,034,360

Special Tax Revenue — 7.6%
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 5/1/19, 5.00%, 5/1/24	$1,900	$1,955,100
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/30	750	804,120
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	495	520,101
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,180,180
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	1,090	1,273,927

		$5,733,428

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 13.4%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/26	$225	$262,055
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	200	235,206
New York Thruway Authority, 5.00%, 1/1/27	1,000	1,183,540
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	2,000	2,283,960
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	656,153
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	301,147
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,076,360
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	899,344
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	985	1,016,737
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	1,000	1,171,110
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/31	855	1,007,634

		$10,093,246

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $69,893,250)		$70,900,238

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,815,640

		$1,815,640

Transportation — 1.3%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$952,870

		$952,870

Total Taxable Municipal Securities — 3.7% (identified cost $3,000,000)		$2,768,510

Miscellaneous — 0.6%

Security	Units	Value
Real Estate — 0.6%
CMS Liquidating Trust(1)(2)(3)	150	$429,777

Total Miscellaneous — 0.6% (identified cost $480,000)		$429,777

4

Value
Total Investments — 98.5% (identified cost $73,373,250)	$74,098,525

Other Assets, Less Liabilities — 1.5%	$1,151,167

Net Assets — 100.0%	$75,249,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 8.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $5,405,867 or 7.2% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$70,900,238	$—	$70,900,238
Taxable Municipal Securities	—	2,768,510	—	2,768,510
Miscellaneous	—	—	429,777	429,777
Total Investments	$—	$73,668,748	$429,777	$74,098,525

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 89.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.73%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$999,990

		$999,990

Education — 4.2%
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	$355	$384,440
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	659,772
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,129,100
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	523,790
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	203,570
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,845,535
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,500	1,506,060
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,625,927

		$7,878,194

Electric Utilities — 5.8%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$3,985,840
Long Island Power Authority, NY, Electric System Revenue, 2.038%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	500	500,100
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,609,904
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	3,000	3,003,150
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	424,921
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	673,314
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	568,290

		$10,765,519

Escrowed/Prerefunded — 0.4%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$675	$695,183

		$695,183

General Obligations — 12.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	$1,000	$1,155,350
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,517
Chicago Board of Education, IL, 4.00%, 12/1/20	250	252,745
Chicago Board of Education, IL, 4.00%, 12/1/22	700	702,793

1

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, 5.00%, 12/1/20	$945	$974,597
Chicago, IL, 5.00%, 12/1/22	1,000	1,035,540
Chicago, IL, 5.625%, 1/1/29	1,000	1,125,250
Dallas, TX, 5.00%, 2/15/23	1,000	1,097,170
Dallas, TX, 5.00%, 2/15/26	1,000	1,142,390
Delaware Valley Regional Finance Authority, PA, 2.169%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	4,000	4,000,000
Elmira, NY, 3.50%, 5/24/19(2)	2,000	2,011,000
Elmira, NY, 5.00%, 5/15/26	115	114,920
Honolulu City and County, HI, 1.82%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	1,000,500
Illinois, 0.00%, 8/1/18	275	274,442
Illinois, 0.00%, 8/1/20	265	246,869
Illinois, 0.00%, 8/1/21	200	178,876
Illinois, 5.00%, 1/1/19	120	121,548
Illinois, 5.00%, 12/1/19	2,500	2,583,250
Illinois, 5.00%, 1/1/20	750	770,542
Illinois, 5.00%, 8/1/20	2,000	2,070,940
Illinois, 5.00%, 2/1/22	370	388,630
Illinois, 5.00%, 6/1/22	265	279,305
Union City, NJ, 5.00%, 11/1/23	1,000	1,109,190
Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	950,598

		$23,606,962

Hospital — 10.4%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$450	$497,493
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	164,115
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	193,869
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,000	2,012,260
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.298%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,004,910
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.878%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	1,000,220
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,084,700
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	262,612
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	555	603,979
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,207,622
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,124,130
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	278,145
Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,251,687
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	100	112,993
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	606,937
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	197,032
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	741,595
Michigan Finance Authority, (McLaren Health Care), 1.829%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	1,000	1,000,270
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,054,140

2

Security	Principal Amount (000’s omitted)	Value
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.449%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	$1,000	$1,002,420
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,380,212
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	500	556,965
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,022,730

		$19,361,036

Housing — 2.1%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,078,380
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	547,700
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	1,295	1,367,675
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	674,802
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	226,422

		$3,894,979

Industrial Development Revenue — 8.2%
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,011,420
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	882,665
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	500	500,375
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.25% to 5/1/19 (Put Date), 5/1/27(2)	2,000	1,998,180
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,559,880
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	805	807,407
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	3,000	3,080,160
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	813,488
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	2,026,840
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	500	590,665
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.26%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	1,000	1,002,500

		$15,273,580

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	$320	$321,213
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,640	1,693,841
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	170,750
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	326,433

		$2,512,237

Insured-General Obligations — 2.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$261,390
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,717,790

3

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	$100	$109,814
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	923,020
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	522,835
Puerto Rico, (AGC), 5.00%, 7/1/24	125	128,361
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	136,468

		$4,799,678

Insured-Lease Revenue/Certificates of Participation — 1.3%
Kentucky Asset/Liability Commission, (NPFG), 2.13%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	$2,440	$2,368,386

		$2,368,386

Insured-Other Revenue — 0.6%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,172,221

		$1,172,221

Insured-Special Tax Revenue — 0.2%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$430	$430,120

		$430,120

Insured-Transportation — 2.1%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	$3,000	$3,353,940
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	645,419

		$3,999,359

Lease Revenue/Certificates of Participation — 1.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,270,660

		$2,270,660

Other Revenue — 9.6%
Albany Parking Authority, NY, 5.00%, 7/15/19	$160	$164,966
Albany Parking Authority, NY, 5.00%, 7/15/20	575	608,373
Albany Parking Authority, NY, 5.00%, 7/15/21	635	686,308
Albany Parking Authority, NY, 5.00%, 7/15/22	705	776,769
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(2)	750	807,135
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,068,400
Kalispel Tribe of Indians, WA, 5.00%, 1/1/32	795	810,042
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(2)	1,000	1,023,170
Main Street Natural Gas, Inc., GA, 2.093%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,000	1,994,000
Northern California Gas Authority No. 1, Gas Project Revenue, 2.266%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	1,000	981,080
Southeast Alabama Gas Supply District, (Project No. 1), 2.16%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(1)	2,000	2,000,000
Southeast Alabama Gas Supply District, (Project No. 2), 2.246%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	2,000	2,001,060
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.268%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	4,000	3,967,000
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.56%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,019,840

		$17,908,143

4

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 13.7%
Berks County Industrial Development Authority, PA, (The Highlands at Wyomissing), 5.00%, 5/15/28	$300	$333,531
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	243,932
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	218,654
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	275,808
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	277,640
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	338,182
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	304,804
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	334,798
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	461,571
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	777,635
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	201,868
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	215,153
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	310,449
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	312,513
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	485,800
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	500	541,365
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	690	690,103
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	500	504,775
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	999,617
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	286,429
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	514,910
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	537,701
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	518,110
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	411,516
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	570,035
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,500	1,620,675
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,271,137
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	747,532
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	524,606
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	1,100	1,097,085
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,505,550
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	999,170
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	520	519,901
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,011,860
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	253,837

5

Security	Principal Amount (000’s omitted)	Value
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	$215	$221,962
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,086,890
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,306,676
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(2)	440	442,020
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	395	394,996
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	207,830
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	260,233
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	376,749

		$25,515,608

Special Tax Revenue — 0.5%
Illinois Sports Facilities Authority, 5.00%, 6/15/22	$185	$193,689
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.88%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	500	500,020
South Village Community Development District, FL, 2.00%, 5/1/19	300	300,096

		$993,805

Student Loan — 2.5%
Connecticut Higher Education Supplement Loan Authority, (AMT), 4.00%, 11/15/18	$175	$176,260
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	550	582,824
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	817,673
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	521,525
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,116,200
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,389,812

		$4,604,294

Transportation — 8.8%
Denver City and County, CO, Airport System Revenue, 2.248%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$480	$481,680
E-470 Public Highway Authority, CO, 2.458%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,010,500
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,059,990
Florida Development Finance Corp., (Brightline Passenger Rail), (AMT), 5.625% to 1/1/28 (Put Date), 1/1/47(2)	2,000	2,061,340
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,778,560
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,080,150
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,633,402
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,300,870
Pennsylvania Turnpike Commission, 2.11%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,000,460
Pennsylvania Turnpike Commission, 2.49%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,183,905
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	329,085
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	350	389,617

		$16,309,559

6

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.5%
California Department of Water Resources, (Central Valley Project), 1.88%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$501,720
Riverside, CA, Water System Revenue, 2.14%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	485	485,000

		$986,720

Total Tax-Exempt Municipal Securities — 89.2% (identified cost $164,899,494)		$166,346,233

Tax-Exempt Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.60%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$489	$490,789

Total Tax-Exempt Mortgage-Backed Securities — 0.3% (identified cost $488,532)		$490,789

Taxable Municipal Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
Education — 2.0%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$3,340	$3,350,354
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	340,055

		$3,690,409

Hospital — 1.4%
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	$2,500	$2,642,150

		$2,642,150

Senior Living/Life Care — 1.4%
Berks County Industrial Development Authority, PA, (The Highlands at Wyomissing), 3.20%, 5/15/21	$815	$814,674
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	550	548,905
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,061,431
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	90	89,554

		$2,514,564

Special Tax Revenue — 1.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,284,698
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	998,570

		$2,283,268

Total Taxable Municipal Securities — 6.0% (identified cost $10,985,000)		$11,130,391

7

Corporate Bonds & Notes — 1.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.7%
Harnett Health System, Inc., 6.50% to 4/1/20, 4/1/32	$1,950	$1,950,000
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,239,642

Total Corporate Bonds & Notes — 1.7% (identified cost $3,200,000)		$3,189,642

Total Investments — 97.2% (identified cost $179,573,026)		$181,157,055

Other Assets, Less Liabilities — 2.8%		$5,266,081

Net Assets — 100.0%		$186,423,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	10.4%
Others, representing less than 10% individually	86.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $26,941,669 or 14.5% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

8

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$166,346,233	$—	$166,346,233
Tax-Exempt Mortgage-Backed Securities	—	490,789	—	490,789
Taxable Municipal Securities	—	11,130,391	—	11,130,391
Corporate Bonds & Notes	—	3,189,642	—	3,189,642
Total Investments	$—	$181,157,055	$—	$181,157,055

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018